Closed Block - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Closed Block (Textual) [Abstract]
Policyholder dividend obligation	$ 26	$ 32	$ 32